Note 9 - Term Loans Payable (Tables)	12 Months Ended
Mar. 31, 2026
Statement Line Items [Line Items]
Disclosure of detailed information about short-term loans payable [text block]
	March 31, 2026	March 31, 2025

Non-related party loan payable on demand, no fixed term	$-	$5,000
Secured Loan payable on October 4, 2025, revised to 9% per annum (see below)	-	516,368

Total term loans payable	$-	$521,368